Real Estate Owned - Schedule of Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real Estate Properties [Line Items]
Real estate owned	$ 522	$ 2,503
Commercial Properties [Member]
Real Estate Properties [Line Items]
Real estate owned	90	1,227
Residential Properties [Member]
Real Estate Properties [Line Items]
Real estate owned	54	1,276
Bank Properties [Member]
Real Estate Properties [Line Items]
Real estate owned	$ 378